NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated November 19, 2010 to the Loomis Sayles Retail Equity Funds Prospectus, Loomis Sayles Retail Income Funds Prospectus, Loomis Sayles Institutional Equity & Income Funds Prospectus, Loomis Sayles High Income Opportunities Fund & Loomis Sayles Securitized Asset Fund Prospectus, Loomis Sayles Investment Grade Bond Fund – Class J Prospectus, Natixis Equity Funds Class A, B and C Prospectus, Natixis Equity Funds Class Y and Admin Class Prospectus, Natixis Income Funds Class A, B and C Prospectus and Natixis Income Funds Class Y and Admin Class Prospectus, each dated February 1, 2010; Natixis Equity & Diversified Funds Class A, B and C Prospectus, Natixis Equity & Diversified Funds Class Y Prospectus, Natixis Alternative Funds Class A and C Prospectus and Natixis Alternative Funds Class Y Prospectus, each dated May 1, 2010; Loomis Sayles Intermediate Duration Bond Fund & Loomis Sayles Inflation Protected Securities Fund – Retail Class Prospectus, dated May 28, 2010; ASG Managed Futures Strategy Fund & Westpeak ActiveBeta® Equity Fund Class A and C Prospectus and ASG Managed Futures Strategy Fund & Westpeak ActiveBeta® Equity Fund Class Y Prospectus, each dated July 30, 2010; and Loomis Sayles Multi-Asset Real Return Fund Class A and C Prospectus and Loomis Sayles Multi-Asset Real Return Fund Class Y Prospectus, each dated September 30, 2010, as may be revised or supplemented from time to time (each a “Prospectus” and collectively, the “Prospectuses”).

On November 19, 2010, the Board of Trustees of Natixis Cash Management Trust, on behalf of its series Natixis Cash Management Trust – Money Market Series (the “Money Market Fund”), approved a plan to liquidate the Money Market Fund, with such liquidation to take place on or about February 16, 2011. Accordingly, the Money Market Fund will stop accepting investments from new investors as of the close of business on December 3, 2010 and will stop accepting investments from existing shareholders as of the close of business on January 14, 2011.

All references in the Prospectuses to the Money Market Fund, including, where applicable, references to exchanging shares of a Fund (as defined in each applicable Prospectus) for shares of the Money Market Fund, should be read to reflect this liquidation and the closure to investments from new and existing shareholders.

NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated November 19, 2010 to the Loomis Sayles Retail Funds Statement of Additional Information (“SAI”), Loomis Sayles Institutional Funds SAI, and Natixis Funds SAI, each dated February 1, 2010; Natixis Funds SAI and Natixis Alternative Funds SAI, each dated May 1, 2010; Loomis Sayles Intermediate Duration Bond Fund & Loomis Sayles Inflation Protected Securities Fund – Retail Class SAI, dated May 28, 2010; ASG Managed Futures Strategy Fund & Westpeak ActiveBeta® Equity Fund SAI, dated July 30, 2010; and Loomis Sayles Multi-Asset Real Return Fund SAI, dated September 30, 2010, as may be revised or supplemented from time to time (collectively, the “SAIs”).

On November 19, 2010, the Board of Trustees of Natixis Cash Management Trust, on behalf of its series Natixis Cash Management Trust – Money Market Series (the “Money Market Fund”), approved a plan to liquidate the Money Market Fund, with such liquidation to take place on or about February 16, 2011. Accordingly, the Money Market Fund will stop accepting investments from new investors as of the close of business on December 3, 2010 and will stop accepting investments from existing shareholders as of the close of business on January 14, 2011.

All references in the SAIs to the Money Market Fund, including, where applicable, references to exchanging shares of a Fund (as defined in each applicable SAI) for shares of the Money Market Fund, should be read to reflect this liquidation and the closure to investments from new and existing shareholders.